Summary of Significant Accounting Policies (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross		$ 7,061	$ 8,094
Less: Allowance for doubtful accounts		(186)	(99)
Accounts receivable, net	$ 7,816	$ 6,876	$ 7,995